COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares/Units	Value
COMMON STOCK	98.9%
AUSTRALIA	6.6%
TRANSPORT LOGISTICS	0.8%
Qube Holdings Ltd.		4,489,305	$7,127,843

TOLL ROADS	5.8%
Atlas Arteria Ltd.(a)		1,267,036	5,045,406
Transurban Group(a)		5,516,657	43,567,339

			48,612,745

TOTAL AUSTRALIA			55,740,588

BRAZIL	2.3%
ELECTRIC	1.1%
Equatorial Energia SA		1,875,057	9,350,345

MARINE PORTS	1.2%
Santos Brasil Participacoes SA		6,862,562	9,719,424

TOTAL BRAZIL			19,069,769

CANADA	11.9%
DIVERSIFIED UTILITIES	1.2%
AltaGas Ltd.		533,087	10,207,515

ELECTRIC	1.0%
Emera, Inc.		200,849	8,126,435

PIPELINES—C-CORP	6.3%
Enbridge, Inc.		449,950	16,683,997
Pembina Pipeline Corp.		505,089	15,342,624
TC Energy Corp.		512,566	20,645,870

			52,672,491

RAILWAYS	3.4%
Canadian National Railway Co.		108,558	11,723,808
Canadian Pacific Railway Ltd.		259,858	17,346,441

			29,070,249

TOTAL CANADA			100,076,690

CHINA	2.3%
GAS DISTRIBUTION	0.7%
Enn Energy Holdings Ltd., (H shares)		415,800	5,543,934

MARINE PORTS	0.7%
COSCO SHIPPING Ports Ltd., (H Shares)		9,490,564	5,973,408

		Shares/Units	Value
TOLL ROADS	0.9%
Zhejiang Expressway Co., Ltd., (H shares)		11,240,000	$7,637,978

TOTAL CHINA			19,155,320

HONG KONG	1.6%
ELECTRIC	0.8%
CLP Holdings Ltd.		894,500	6,760,391

GAS DISTRIBUTION	0.8%
Hong Kong and China Gas Co., Ltd.		7,706,050	6,787,877

TOTAL HONG KONG			13,548,268

INDIA	1.0%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.		877,381	8,792,989

ITALY	1.1%
TOLL ROADS
Atlantia SpA		420,350	9,275,302

JAPAN	4.3%
ELECTRIC	1.5%
Kansai Electric Power Co., Inc./The		1,534,200	12,835,655

GAS DISTRIBUTION	0.7%
Osaka Gas Co., Ltd.		404,200	6,093,713

RAILWAYS	2.1%
West Japan Railway Co.		445,900	17,044,120

TOTAL JAPAN			35,973,488

LUXEMBOURG	0.6%
COMMUNICATIONS—SATELLITES
SES SA		926,293	5,073,484

MEXICO	2.3%
AIRPORTS
Grupo Aeroportuario del Centro Norte SAB de CV		1,040,368	6,544,563
Grupo Aeroportuario del Pacifico SAB de CV, Class B		1,039,825	13,165,936

			19,710,499

NEW ZEALAND	1.2%
AIRPORTS
Auckland International Airport Ltd.(b)		2,541,891	10,188,705

PHILIPPINES	0.8%
MARINE PORTS
International Container Terminal Services, Inc.		2,524,770	6,733,245

		Shares/Units	Value
SPAIN	3.4%
AIRPORTS	1.6%
Aena SME SA, 144A(b),(c)		131,587	$13,656,047

COMMUNICATIONS—TOWERS	1.8%
Cellnex Telecom SA, 144A(b),(c)		470,633	14,517,415

TOTAL SPAIN			28,173,462

THAILAND	2.5%
AIRPORTS
Airports of Thailand PCL(b)		10,775,100	20,710,359

UNITED KINGDOM	1.9%
ELECTRIC	1.2%
National Grid PLC		981,335	10,101,962

UTILITIES—WATER	0.7%
Pennon Group PLC		663,802	5,791,817

TOTAL UNITED KINGDOM			15,893,779

UNITED STATES	55.1%
COMMUNICATIONS—TOWERS	9.0%
American Tower Corp.		194,906	41,846,318
Crown Castle, Inc.		80,246	11,599,559
SBA Communications Corp.		77,933	22,183,629

			75,629,506

ELECTRIC	27.0%
Alliant Energy Corp.		355,837	18,855,803
American Electric Power Co., Inc.		270,648	23,397,520
CenterPoint Energy, Inc.		722,769	20,367,630
Duke Energy Corp.		136,838	12,728,671
Entergy Corp.		154,831	15,580,643
Evergy, Inc.		329,581	19,577,111
Exelon Corp.		209,756	7,857,460
FirstEnergy Corp.		355,933	13,169,521
NextEra Energy, Inc.		764,995	59,983,258
PNM Resources, Inc.		261,069	11,938,685
PPL Corp.		920,489	23,334,396

			226,790,698

GAS DISTRIBUTION	6.8%
NiSource, Inc.(d)		604,655	15,231,260
Sempra Energy		228,653	34,284,231
Spire, Inc.		120,083	7,484,773

			57,000,264

		Shares/ Units	Value
PIPELINES—C-CORP	5.6%
Cheniere Energy, Inc.		135,777	$22,526,762
DT Midstream, Inc.		205,964	10,687,472
Targa Resources Corp.		235,624	14,217,552

			47,431,786

RAILWAYS	4.6%
Norfolk Southern Corp.		183,238	38,415,847

COMMUNICATIONS—DATA CENTERS	0.9%
Digital Realty Trust, Inc.		80,822	8,015,926

UTILITIES—WATER	1.2%
Essential Utilities, Inc.		248,341	10,276,351

TOTAL UNITED STATES			463,560,378

TOTAL COMMON STOCK (Identified cost—$843,958,683)			831,676,325

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47%(e)		5,588,183	5,588,183

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,588,183)			5,588,183

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$849,546,866)	99.6%		837,264,508
WRITTEN OPTION CONTRACTS (Premiums received—$205,015)	(0.1)		(966,323)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		4,627,644

NET ASSETS	100.0%		$840,925,829

Exchange-Traded Option Contracts
Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put — Digital Realty Trust, Inc.	$115.00	10/21/22	(164)	$(1,626,552)	$(36,175)	$(268,960)
Put — Union Pacific Corp.	205.00	10/21/22	(229)	(4,461,378)	(78,322)	(260,144)
			(393)	$(6,087,930)	$(114,497)	$(529,104)

Over-the-Counter Option Contracts
Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put — Cellnex Telecom SA.	Goldman Sachs International	EUR 38.00	10/21/22	(717)	$(2,233,870)	$(90,518)	$(437,219)

Glossary of Portfolio Abbreviations

EUR	Euro Currency

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $28,173,462 which represents 3.4% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	All or a portion of the security is pledged in connection with written option contracts. $5,796,219 in aggregate has been pledged as collateral.
(e)	Rate quoted represents the annualized seven-day yield.
(f)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Net Assets
Electric	32.6
Communications	12.3
Pipelines—C-Corp	11.9
Railways	10.1
Gas Distribution	9.0
Toll Roads	7.8
Airports	7.6
Marine Ports	3.8
Utilities	1.9
Diversified Utilities	1.2
Transport Logistics	0.8
Other	1.0

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Brazil	$19,069,769	$—	$—	$19,069,769
Canada	100,076,690	—	—	100,076,690
Mexico	19,710,499	—	—	19,710,499
Thailand	20,710,359	—	—	20,710,359
United States	463,560,378	—	—	463,560,378
Other Countries	—	208,548,630	—	208,548,630
Short-Term Investments	—	5,588,183	—	5,588,183

Total Investments in Securities(a)	$623,127,695	$214,136,813	$—	$837,264,508

Written Option Contracts	$(529,104)	$(437,219)	$—	$(966,323)

Total Derivative Liabilities(a)	$(529,104)	$(437,219)	$—	$(966,323)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2022:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$4,066,315	$10,084,863

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents three months and nine months for purchased and written option contracts, respectively.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.